Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net sales	$ 1,475,393	$ 1,746,525	$ 4,163,750	$ 4,453,906	$ 5,869,558	$ 5,726,572
Cost of sales	1,076,929	1,366,008	3,159,593	3,553,351	4,646,180	4,691,748
Gross profit	398,464	380,517	1,004,157	900,555	1,223,378	1,034,824
Operating expenses:
Selling and general administrative	182,813	210,600	486,984	522,352	761,237	664,819
Salaries, wages and payroll taxes	196,629	176,762	542,675	536,504	732,498	741,584
Stock based compensation	130,400		130,400			219,518
Professional fees	289,296	126,565	480,961	447,908	565,643	249,675
Depreciation and amortization	73,697	69,109	217,992	203,234	275,328	288,864
Total operating expenses	872,835	583,036	1,859,012	1,709,998	2,334,706	2,164,460
Loss before other expenses and income taxes	(474,371)	(202,519)	(854,855)	(809,443)	(1,111,328)	(1,129,636)
Other (income) expense
Change in fair value of derivative instruments, net				69,677	69,677
Other income	(268)		(31,793)
Gain on debt extinguishment			(269,261)	(134,677)	(134,677)
Interest earned	(67)	(812)	(80)	(1,576)	(1,616)
Interest expense	641,460	81,121	797,807	211,344	293,495	110
Foreign currency exchange rate variance	(15,045)	18,131	7,217	41,238	40,802	56,426
Total other (income) expense	626,080	98,440	503,890	186,006	267,681	56,536
Net loss before income (loss) tax expense	(1,100,451)	(300,959)	(1,358,745)	(995,449)	(1,379,009)	(1,186,172)
Provision for income taxes		(12)		745	747	8,534
Net income (loss)	(1,100,451)	(300,947)	(1,358,745)	(996,194)	(1,379,756)	(1,194,706)
Comprehensive Income:
Net income (loss)	(1,100,451)	(300,947)	(1,358,745)	(996,194)	(1,379,756)	(1,194,706)
Foreign currency translation adjustments	5,602	(494)	(19,840)	(893)	4,020	(5,773)
Comprehensive income (loss)	$ (1,094,849)	$ (301,441)	$ (1,378,585)	$ (997,087)	$ (1,375,736)	$ (1,200,479)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Weighted number of common shares outstanding - basic & diluted	773,170	119,876	495,133	91,359	106,175	62,435
Basic and diluted net (loss) per share	$ (1.42)	$ (2.51)	$ (2.74)	$ (10.90)	$ (13.00)	$ (19.14)